Schedule of share-based payment expenses (Details) $ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
Share-Based Payment Arrangement [Abstract]
Share-based compensation	$ 1,212	$ 1,542	$ 9,807